Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	[1]	$ 0	$ 0
Employee benefit obligation	[2]	(3,758)	(13,831)
Net amount recognized		(3,758)	(13,831)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	[1]	(1,464)	(1,585)
Employee benefit obligation	[2]	(13,637)	(16,501)
Net amount recognized		$ (15,101)	$ (18,086)

[1]	Included in "Accounts payable and accrued liabilities."
[2]	Included in "Postemployment benefit obligation."